UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                               FORM 13F Cover Page



          Report for the Calendar Year or Quarter Ended: March 31, 2006

Check here if Amendment:           |_|; Amendment Number: ____

This Amendment (Check only one):   |_| is a restatement
                                   |_| adds new holding entries.

Institutional Manager Filing this Report:

Name:     Graham Asset Management, LLC

Address:  666 Fifth Avenue
          37th Floor
          New York, NY 10103


13F File Number: 28-11631

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.


Person Signing this Report on Behalf of Reporting Manager:

Name:   Monica Graham
Title:  Managing Member
Phone:  (212) 808-7430


Signature, Place and Date of Signing:


/s/ Monica Graham                  New York, NY              May 12, 2006
-----------------                  ------------             -------------
   [Signature]                    [City, State]                   [Date]

Report Type:  (Check only one):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report).

[_] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting managers(s).)

[_] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                              Form 13F SUMMARY PAGE


Report Summary:


Number of Other Included Managers:       1

Form 13F Information Table Entry Total: 81

Form 13F Information Table Value Total: $98,206
                                       (thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

No.       Form 13F File Number                      Name

1          28-6273                                  Graham Partners, L.P.


                        FORM 13F INFORMATION TABLE




COLUMN 1                       COLUMN  2      COLUMN 3     COLUMN 4     COLUMN 5        COLUMN 6    COLUMN 7       COLUMN 8

                               TITLE                       VALUE   SHRS OR   SH/ PUT/   INVESTMENT    OTHER      VOTING AUTHORITY
NAME OF ISSUER                 OF CLASS       CUSIP        (x1000) PRN AMT   PRN CALL   DISCRETION    MGRS  SOLE  SHARED     NONE
--------------                 --------       -----        ------- -------   --- ----   ----------    ----  ----  ------     ----
02MICRO INTERNATIONAL LTD       SPONS ADR     67107W100      159      15,000 SH         Shared-Other  1              15,000
ACTEL CORP                         COM        004934105      607      38,100 SH         Shared-Other  1              38,100
ASPEN INSURANCE HOLDINGS LTD       SHS        G05384105      542      22,000 SH         Shared-Other  1              22,000
AGILE SOFTWARE CORP DEL            COM        00846X105    1,116     146,200 SH         Shared-Other  1             146,200
ALCATEL                         SPONS ADR     013904305    2,310     150,000 SH         Shared-Other  1             150,000
ALTERA CORP                        COM        021441100      722      35,000 SH         Shared-Other  1              35,000
ALVARION LTD                       SHS        M0861T100      900     100,000 SH         Shared-Other  1             100,000
APPLIED FILMS CORP                 COM        038197109      486      25,000 SH         Shared-Other  1              25,000
ATHEROS COMMUNICATIONS INC         COM        04743P108      655      25,000 SH         Shared-Other  1              25,000
BLOCKBUSTER INC                    CL A       093679108      457     115,000 SH         Shared-Other  1             115,000
BROOKS AUTOMATION INC              COM        114340102      142      10,000 SH         Shared-Other  1              10,000
BELL MICROPRODUCTS INC             COM        078137106    1,705     276,860 SH         Shared-Other  1             276,860
BMC SOFTWARE INC                   COM        055921100      650      30,000 SH         Shared-Other  1              30,000
BRUNSWICK CORP                     COM        117043109      583      15,000 SH         Shared-Other  1              15,000
CELEBRATE EXPRESS INC              COM        15100A104      447      35,500 SH         Shared-Other  1              35,500
CELESTICA INC                  SUB VTG SHS    15101Q108      401      35,000 SH         Shared-Other  1              35,000
CENDANT CORP                       COM        151313103      694      40,000 SH         Shared-Other  1              40,000
CMGI INC                           COM        125750109      226     152,500 SH         Shared-Other  1             152,500
CALIFORNIA MICRO DEVICES COR       COM        130439102      712      90,000 SH         Shared-Other  1              90,000
CARRIER ACCESS CORP                COM        144460102    6,020   1,000,000 SH         Shared-Other  1           1,000,000
CITIGROUP INC                      COM        172967101    1,658      35,100 SH         Shared-Other  1              35,100
COACTIVE MARKETING GROUP INC       COM        189875107      328     154,197 SH         Shared-Other  1             154,197
COMPUTER HORIZONS CORP             COM        205908106      516     103,240 SH         Shared-Other  1             103,240
CONCURRENT COMPUTER CORP NEW       COM        206710204      162      50,000 SH         Shared-Other  1              50,000
CRAY INC                           COM        225223106      136      75,000 SH         Shared-Other  1              75,000
D R HORTON INC                     COM        23331A109      664      20,000 SH         Shared-Other  1              20,000
DIGIMARC CORP                      COM        253807101      374      50,000 SH         Shared-Other  1              50,000
ENDURANCE SPECIALTY HLDGS LT       SHS        G30397106      488      15,000 SH         Shared-Other  1              15,000
E M C CORP MASS                    COM        268648102    1,363     100,000 SH         Shared-Other  1             100,000
EMULEX CORP                      COM NEW      292475209      855      50,000 SH         Shared-Other  1              50,000
ENTRUST INC                        COM        293848107    1,350     300,000 SH         Shared-Other  1             300,000
EXAR CORP                          COM        300645108    2,856     200,000 SH         Shared-Other  1             200,000
GILAT SATELLITE NETWORKS LTD     SHS NEW      M51474118      207      35,000 SH         Shared-Other  1              35,000
GENERAL ELECTRIC CO                COM        369604103      870      25,000 SH         Shared-Other  1              25,000
GENESIS MICROCHIP INC DEL          COM        37184C103      256      15,000 SH         Shared-Other  1              15,000
HEARUSA INC                      COM NEW      422360305      580     446,000 SH         Shared-Other  1             446,000
I-MANY INC                         COM        44973Q103      400     250,000 SH         Shared-Other  1             250,000
IONA TECHNOLOGIES PLC         SPONSORED ADR   46206P109      516     122,650 SH         Shared-Other  1             122,650
INTEGRATED SILICON SOLUTION        COM        45812P107      664     100,000 SH         Shared-Other  1             100,000
INTEL CORP                         COM        458140100      391      20,100 SH         Shared-Other  1              20,100
LIBERTY GLOBAL INC              COM SER A     530555101    2,610     127,500 SH         Shared-Other  1             127,500
LIBERTY GLOBAL INC              COM SER C     530555309      543      27,500 SH         Shared-Other  1              27,500
MERGE TECHNOLOGIES INC             COM        589981109      279      17,500 SH         Shared-Other  1              17,500
MERIX CORP                         COM        590049102    1,230     100,000 SH         Shared-Other  1             100,000
MOTIVE INC                         COM        61980V107      390     100,000 SH         Shared-Other  1             100,000
MRO SOFTWARE INC                   COM        55347W105      319      20,000 SH         Shared-Other  1              20,000
MANHATTAN ASSOCS INC               COM        562750109      220      10,000 SH         Shared-Other  1              10,000
MANUGISTICS GROUP INC              COM        565011103    2,944   1,362,944 SH         Shared-Other  1           1,362,944
MAPINFO CORP                       COM        565105103    4,037     287,980 SH         Shared-Other  1             287,980
MATRIXONE INC                      COM        57685P304    2,506     350,000 SH         Shared-Other  1             350,000
MCAFEE INC                         COM        579064106      462      19,000 SH         Shared-Other  1              19,000
METASOLV INC                       COM        59139P104    3,443   1,125,028 SH         Shared-Other  1           1,125,028
MICROSOFT CORP                     COM        594918104    1,687      62,000 SH         Shared-Other  1              62,000
MICROTUNE INC DEL                  COM        59514P109      992     190,000 SH         Shared-Other  1             190,000
NETSCOUT SYS INC                   COM        64115T104    6,370     700,000 SH         Shared-Other  1             700,000
ORACLE CORP                        COM        68389X105    3,505     256,000 SH         Shared-Other  1             256,000
PATNI COMPUTER SYS              SPONS ADR     703248203      511      25,000 SH         Shared-Other  1              25,000
PERFORMANCE TECHNOLOGIES INC       COM        71376K102      390      52,000 SH         Shared-Other  1              52,000
PALM INC NEW                       COM        696643105    6,948     300,000 SH         Shared-Other  1             300,000
PEGASYSTEMS INC                    COM        705573103    2,128     260,783 SH         Shared-Other  1             260,783
POWER INTEGRATIONS INC             COM        739276103      248      10,000 SH         Shared-Other  1              10,000
PRIMEDIA INC                       COM        74157K101       41      20,000 SH         Shared-Other  1              20,000
PROCENTURY CORP                    COM        74268T108    2,081     152,600 SH         Shared-Other  1             152,600
REGIS CORP MINN                    COM        758932107      259       7,500 SH         Shared-Other  1               7,500
S1 CORPORATION                     COM        78463B101    1,260     250,000 SH         Shared-Other  1             250,000
SIMPLETECH INC                     COM        828823104       85      22,500 SH         Shared-Other  1              22,500
STAR BUFFET INC                    COM        855086104      212      25,000 SH         Shared-Other  1              25,000
SEACHANGE INTL INC                 COM        811699107      311      40,000 SH         Shared-Other  1              40,000
SOMERA COMMUNICATION               COM        834458101      181     425,000 SH         Shared-Other  1             425,000
STRATEX NETWORKS INC               COM        86279T109    6,150   1,000,000 SH         Shared-Other  1           1,000,000
SUMTOTAL SYS INC                              866615107    3,535     700,000 SH         Shared-Other  1             700,000
TTI TEAM TELECOM INTL LTD          ORD        M88258104      607     138,000 SH         Shared-Other  1             138,000
TRANSWITCH CORP                    COM        894065101      260      99,900 SH         Shared-Other  1              99,900
TURBOCHEF TECHNOLOGIES INC       COM NEW      900006206      916      75,100 SH         Shared-Other  1              75,100
TYCO INTL LTD NEW                  COM        902124106      336      12,500 SH         Shared-Other  1              12,500
UST INC                            COM        902911106      416      10,000 SH         Shared-Other  1              10,000
ULTRATECH INC                      COM        904034105    1,224      50,000 SH         Shared-Other  1              50,000
VODAFONE GROUP PLC NEW        SPONSORED ADR   92857W100    2,090     100,000 SH         Shared-Other  1             100,000
WATCHGUARD TECHNOLOGIES INC        COM        941105108      434      85,000 SH         Shared-Other  1              85,000
XILINX INC                         COM        983919101    1,276      50,100 SH         Shared-Other  1              50,100
ZORAN CORP                         COM        98975F101      602      27,500 SH         Shared-Other  1              27,500




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